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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  June 17, 2016

Marianne Dobelbower
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

               Re:  Advisors Disciplined Trust 1682 (the "Fund")?
                       (File No. 333-210905)(CIK 1662283)

Ms. Dobelbower:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Securities Act") of units representing the ownership of interests in the Fund. The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 25, 2016. The Fund consists of one unit investment trust, ACE MLT Portfolio, Series 2016-1 (the "Trust"). We received comments from the staff of the Commission in a letter from Marianne Dobelbower dated May 25, 2016 requesting that we make certain changes to the Registration Statement. As you note in your letter, you provided a separate correspondence on May 6, 2016 requesting an analysis of the Trust's proposed investment in derivatives. We will respond to that request in a separate correspondence filing.

     We have addressed the comments in your May 25, 2016 letter herein and the prospectus has been revised in accordance with the comments of the staff. Capitalized terms used herein and not otherwise defined use the definitions included in the Registration Statement. In addition to making revisions in response to the staff's comments, we have revised the Registration Statement to reflect certain other changes and corrections including changing the Market Reference to the SPDR(R) S&P 500(R) ETF Trust (and making corresponding disclosure changes related to this change in the Market Reference) and making certain changes to the sales charge amounts and dealer concession levels.

     The following are our responses to the Commission's comments:

     Comment 1

     The comment requested that the prospectus describe in greater detail the percentage of the Trust's assets that will be invested in Treasury Obligations, Options and cash under "Investment Summary--Principal Investment Strategy". Those percentages will not be known until the close of the market on the day prior to the Trust's inception. We have added disclosure (with blanks left for the percentages) in accordance with the staff's comment and will finalize those percentages when filing the final pricing amendment Registration Statement.





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     Comment 2

     The comment requested that we add a plain English description of the circumstances in which a unitholder will receive a return under "Investment Summary--Principal Investment Strategy". We have added disclosure in accordance with the staff's comment.

     Comment 3

     The comment requested that we confirm that where the dollar amounts are based on percentages of the Initial Market Reference Level, such dollar amounts will be updated based on the Initial Market Reference Level provided in paragraph 1. We confirm that these dollar amounts will be updated in the final pricing amendment Registration Statement for the Trust which will be filed on the Trust's inception date. All of the amounts shown in the prospectus will be finalized and updated as necessary in the final pricing amendment Registration Statement.

     Comment 4

     The comment requested that we clarify whether the Option Expiration Date coincides with the Trust's mandatory termination date. The Option Expiration Date will be on or before the Trust's mandatory termination date and will be disclosed in the final pricing amendment Registration Statement for the Trust. A blank for the Option Expiration Date has been added to the prospectus in accordance with the staff's comment and will be filled in for the final pricing amendment along with clarifying language that it is anticipated to be three days prior to the Trust's mandatory termination date. The comment also requested that we clarify that the $1,150 figure under "Investment Summary--Principal Investment Strategy" figure represents the maximum capped return. The disclosure has ben clarified in accordance with the staff's comment.

     Comment 5

     The comment requested that we revise the "Hypothetical Total Amount for Your Trust" chart by adding information regarding the price a unitholder will pay and the Initial Market Reference Level. We have added the Initial Unit Price and a blank for the Initial Market Reference Level to the chart in accordance with the staff's comment and those numbers will be completed with the final pricing amendment Registration Statement for the Trust. The comment also requested that we relocate the chart so that it appears after the "Principal Risks" section. We have moved the chart in accordance with the staff's comment under a new header titled "Graph of Hypothetical Total Amount for Trust".

     Comment 6

     The comment requested that we revise certain disclosure under "Investment Summary--Principal Investment Strategy" to clarify in plain English the "various circumstances" in which the Trust would liquidate its holdings before expiration. That is already disclosed in the prospectus under "Understanding Your Investment--How Your Trust Works--Changing Your Portfolio"; however, we have added additional disclosure in accordance with the staff's comment. The comment also requests that we include narrative disclosure describing the circumstances under which the Trust's returns to investors are expected to outperform or underperform the returns of the Market Reference. We have added that disclosure in accordance with the staff's comment.


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     Comment 7

     The comment requested that we include a plain English explanation of the "proportional relationship" between the Flex Options and the Treasury Obligations referred to under "Investment Summary--Principal Investment Strategy". Disclosure has been added in accordance with the staff's comment.

     Comment 8

     The comment requested that we disclose whether shareholders who subscribe after the close of the initial offering period will have to pay the creation and development fee under "Investment Summary--Fees and Expenses".

     Comment 9

     The comment requested that in the bullet under "Investment Summary-- Principal Risks" with the heading "Security prices will fluctuate" that we clarify that the amounts available or distribution will depend primarily on the performance of the Options. Disclosure has been revised in accordance with the staff's comment.

     Comment 10

     The comment requested that we revise the bullet under "Investment Summary-- Principal Risks" with the heading "The trust is subject to risk related to the Market Reference and securities comprising the Market Reference" to state the risk in plain English. We have revised this bullet in accordance with the staff's comment.

     Comment 11

     The comment requested that we consider rephrasing the bullet under "Investment Summary--Principal Risks" with the heading "Liquidity risk is the risk that the value of a security will fall in value if trading in the security is limited or absent" to more appropriately tailor the risk description to the risk actually posed to the Trust by the potential illiquidity of the Options. While we believe the risk descriptions were appropriately tailored to the risk actually posed to the Trust by the potential illiquidity of the Options, we have made revisions to the disclosure in accordance with the staff's comment.

     Comment 12

     The comment requested that we clarify why the bullet under "Investment Summary--Principal Risks" with the heading "There may not be a market for options with the same customized terms as the Options at all times and an active market may not be established" given that the Trust will not buy or sell securities during the life of the Trust. We have deleted this disclosure and believe that the prior bullet describing liquidity risk sufficiently describes the risks associated with limited trading in a particular security.

     Comment 13

     The comment notes that under the "Notes to Portfolio" footnotes (4) and (5) are included but not referenced in the description of the Trust's "Portfolio". Footnote (5) has been added to


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the Options in accordance with the staff's comment and footnote (4) will be added, as applicable, when the Treasury Obligations are added to the final pricing amendment Registration Statement on the Trust's date of deposit.

     Comment 14

     The comment requested that with respect to the Trust's investments in derivatives, we review and confirm that the disclosure with regard to derivatives is and will be consistent with the staff guidance including the July 30, 2010 letter from Barry Miller, Associate Director, Office of Legal and Disclosure to Karrie McMillan, General Counsel, Investment Company Institute. We acknowledge these comments and concerns and have considered them in drafting disclosure for the Trust's Registration Statement. The focus of that letter was the Commission's concerns relating to its observation that certain funds were providing generic disclosures of limited usefulness for investors in evaluating the anticipated investment operations of such funds, including how the funds' investment advisers actually intended to manage the funds' portfolios and the consequent risks. The Trust's Registration Statement describes a clearly defined investment strategy with detailed disclosures about derivative use tailored to the specific types of derivatives used by the Trust, the extent of their use and the risks associated with their use.

     Comment 15

     The comment requested that we clarify the disclosure under "Understanding Your Investment--Distributions--Distributions" regarding what "other receipts" are credited to the "capital account". The disclosure has been updated in accordance with the staff's comment.

     Comment 16

     The comment requested that that we confirm whether the Trust will invest in real estate investment trusts and, if not, remove the disclosure under "Understanding Your Investment--Taxes" relating to investments in real estate investment trusts. We confirm that the Trust will not invest in real estate investment trusts and have removed that disclosure in accordance with the staff's comment.

     Comment 17

     The comment noted that disclosure in the Trust's information supplement states that the Trust maintains a "reserve account" and requests clarification of the term "reserve account" and indicate its purpose. Disclosure has been added to the information supplement in accordance with the staff's comment.

     Comment 18

     The comment requested that we provide a copy of the option agreements applicable to the Options or provide analysis as to why they are not required under Form N-8B-2. Because the Options are listed options, there is not a separate contract entered into between the Trust and the OCC with respect to the Options. The Options are purchased through an options broker.

     The staff requested that the registrant represent in writing that that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy"


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letter).  The Sponsor will include a Tandy letter with the final pricing amendment filing of the Registration Statement.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.




                                Very truly yours,

                                /s/ CHAPMAN AND CUTLER LLP
                                --------------------------
                                    CHAPMAN AND CUTLER LLP















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